Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (11,082,377)	$ (24,513,476)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,758,334)	(11,342,944)
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(5,558,370)	(6,421,675)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,231,768	(2,622,608)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(22,799,279)	12,086,851
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,020,430)	(2,151,520)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,863,568)	(9,610,253)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	334,750	(839,594)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	26,916,795	(1,784,145)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (9,324,043)	$ (13,170,532)